Prepayments and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2020
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	June 30,
	2019	2020
Prepayments	1,597	1,526
Other current assets	—	15,000
Total	1,597	16,526